SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 1,302,239	€ 3,538,289	[1]	$ 1,722,766
Securities sold under agreements to repurchase:
Average outstanding during the year	3,221,314	5,120,716
Weighted average interest rate during the year	3.79% 3.79%	1.48% 1.48%
Weighted average interest rate at year end	3.63% 3.63%	3.15% 3.15%
Amount outstanding at month end:
January	5,125,395	9,861,416
February	4,698,535	8,549,200
March	5,187,643	8,192,043
April	4,360,673	4,910,773
May	2,976,276	3,992,152
June	2,606,337	4,318,192
July	2,661,253	4,517,778
August	2,309,891	4,279,021
September	1,930,242	4,004,623
October	3,144,079	3,218,453
November	€ 2,036,228	€ 2,701,563

[1]	As restated. See Note 43 for more information.